Vanguard® Extended Duration Treasury Index Fund
Schedule of Investments (unaudited)
As of May 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (100.0%)
U.S. Government Securities (100.0%)
United States Treasury Strip Coupon	0.000%	5/15/2046	62,000	21,937
United States Treasury Strip Coupon	0.000%	8/15/2046	211,359	73,778
United States Treasury Strip Coupon	0.000%	11/15/2046	211,453	72,786
United States Treasury Strip Coupon	0.000%	2/15/2047	201,285	68,366
United States Treasury Strip Coupon	0.000%	5/15/2047	200,826	67,489
United States Treasury Strip Coupon	0.000%	8/15/2047	193,753	64,249
United States Treasury Strip Coupon	0.000%	11/15/2047	193,156	63,394
United States Treasury Strip Coupon	0.000%	2/15/2048	188,564	61,040
United States Treasury Strip Coupon	0.000%	5/15/2048	185,993	59,452
United States Treasury Strip Coupon	0.000%	8/15/2048	188,132	59,357
United States Treasury Strip Coupon	0.000%	11/15/2048	182,211	56,792
United States Treasury Strip Coupon	0.000%	2/15/2049	182,025	55,980
United States Treasury Strip Coupon	0.000%	5/15/2049	179,797	54,613
United States Treasury Strip Coupon	0.000%	8/15/2049	199,780	59,817
United States Treasury Strip Coupon	0.000%	11/15/2049	204,534	60,641
United States Treasury Strip Coupon	0.000%	2/15/2050	184,409	53,875
United States Treasury Strip Coupon	0.000%	5/15/2050	205,095	58,973
United States Treasury Strip Coupon	0.000%	8/15/2050	203,083	57,791
United States Treasury Strip Coupon	0.000%	11/15/2050	201,436	56,630
United States Treasury Strip Coupon	0.000%	2/15/2051	194,780	54,059
United States Treasury Strip Coupon	0.000%	5/15/2051	191,751	52,544
United States Treasury Strip Coupon	0.000%	8/15/2051	208,077	56,449
United States Treasury Strip Coupon	0.000%	11/15/2051	205,228	55,035
United States Treasury Strip Coupon	0.000%	2/15/2052	203,301	53,676
United States Treasury Strip Coupon	0.000%	5/15/2052	203,910	53,168
United States Treasury Strip Coupon	0.000%	8/15/2052	200,869	51,802
United States Treasury Strip Coupon	0.000%	11/15/2052	194,836	49,341
United States Treasury Strip Coupon	0.000%	2/15/2053	190,294	47,945
United States Treasury Strip Coupon	0.000%	5/15/2053	201,044	49,908
United States Treasury Strip Coupon	0.000%	8/15/2053	202,271	49,738
United States Treasury Strip Coupon	0.000%	11/15/2053	206,195	50,075
United States Treasury Strip Coupon	0.000%	2/15/2054	204,681	48,996
United States Treasury Strip Coupon	0.000%	5/15/2054	217,000	51,605
United States Treasury Strip Coupon	0.000%	8/15/2054	208,209	49,490
United States Treasury Strip Coupon	0.000%	11/15/2054	217,917	51,568
United States Treasury Strip Coupon	0.000%	2/15/2055	224,769	52,619
United States Treasury Strip Coupon	0.000%	5/15/2055	208,535	48,574
United States Treasury Strip Coupon	0.000%	8/15/2055	62,812	14,466
United States Treasury Strip Coupon	0.000%	11/15/2055	20,603	4,727
United States Treasury Strip Coupon	0.000%	2/15/2056	22,497	5,117
United States Treasury Strip Coupon	0.000%	5/15/2056	11,623	2,589
United States Treasury Strip Principal	0.000%	8/15/2046	203,998	72,882
United States Treasury Strip Principal	0.000%	11/15/2046	178,445	62,874
United States Treasury Strip Principal	0.000%	2/15/2047	178,143	61,960
United States Treasury Strip Principal	0.000%	5/15/2047	183,775	63,122
United States Treasury Strip Principal	0.000%	8/15/2047	185,587	62,831
United States Treasury Strip Principal	0.000%	11/15/2047	178,029	59,487
United States Treasury Strip Principal	0.000%	2/15/2048	176,580	58,230
United States Treasury Strip Principal	0.000%	5/15/2048	162,249	52,794
United States Treasury Strip Principal	0.000%	8/15/2048	173,675	55,786
United States Treasury Strip Principal	0.000%	11/15/2048	173,608	55,080
United States Treasury Strip Principal	0.000%	2/15/2049	172,306	53,940
United States Treasury Strip Principal	0.000%	5/15/2049	168,683	52,107
United States Treasury Strip Principal	0.000%	8/15/2049	165,474	50,483
United States Treasury Strip Principal	0.000%	11/15/2049	171,765	51,724
United States Treasury Strip Principal	0.000%	2/15/2050	175,577	52,221
United States Treasury Strip Principal	0.000%	5/15/2050	175,100	51,627
United States Treasury Strip Principal	0.000%	8/15/2050	181,717	52,783
United States Treasury Strip Principal	0.000%	11/15/2050	185,666	53,161
United States Treasury Strip Principal	0.000%	2/15/2051	189,230	53,413
United States Treasury Strip Principal	0.000%	5/15/2051	195,530	54,481
United States Treasury Strip Principal	0.000%	8/15/2051	196,542	54,118

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Strip Principal	0.000%	11/15/2051	190,042	51,764
	United States Treasury Strip Principal	0.000%	2/15/2052	185,030	49,727
	United States Treasury Strip Principal	0.000%	5/15/2052	187,754	49,938
	United States Treasury Strip Principal	0.000%	8/15/2052	187,948	49,344
	United States Treasury Strip Principal	0.000%	11/15/2052	180,985	47,007
	United States Treasury Strip Principal	0.000%	2/15/2053	181,569	46,598
	United States Treasury Strip Principal	0.000%	5/15/2053	185,503	47,093
	United States Treasury Strip Principal	0.000%	8/15/2053	186,224	46,840
	United States Treasury Strip Principal	0.000%	11/15/2053	190,527	47,505
	United States Treasury Strip Principal	0.000%	2/15/2054	196,660	48,412
	United States Treasury Strip Principal	0.000%	5/15/2054	195,555	47,743
	United States Treasury Strip Principal	0.000%	8/15/2054	195,692	47,257
	United States Treasury Strip Principal	0.000%	11/15/2054	199,294	47,597
	United States Treasury Strip Principal	0.000%	2/15/2055	204,788	48,429
	United States Treasury Strip Principal	0.000%	5/15/2055	207,819	48,594
	United States Treasury Strip Principal	0.000%	8/15/2055	305,464	70,698
	United States Treasury Strip Principal	0.000%	11/15/2055	392,891	90,058
	United States Treasury Strip Principal	0.000%	2/15/2056	368,205	83,652
	United States Treasury Strip Principal	0.000%	5/15/2056	203,945	45,808
Total U.S. Government and Agency Obligations (Cost $5,307,080)					4,279,619
				Shares
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1]	Vanguard Market Liquidity Fund (Cost $201)	3.667%		2,007	201
Total Investments (100.0%) (Cost $5,307,281)					4,279,820
Other Assets and Liabilities—Net (0.0%)					(57)
Net Assets (100%)					4,279,763
Cost is in $000.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of May 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	4,279,619	—	4,279,619
Temporary Cash Investments	201	—	—	201
Total	201	4,279,619	—	4,279,820